Significant Accounting Policies [Text Block] (Tables)	12 Months Ended
Mar. 31, 2019
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

Accordingly, basic and diluted net income (loss) per ordinary share is calculated as follows:

	For the years ended March 31,
	2019	2018
Net income	$944,458	$856,407
Less: Income attributable to ordinary shares subject to redemption	(201,067)	(1,086,961)

Adjusted net income (loss)	$743,391	$(230,554)

Weighted average ordinary shares outstanding, basic and diluted	5,136,904	4,721,185

Basic and diluted net income (loss) per ordinary share	$0.14	$(0.05)

Schedule of Calculation of Income Attributable to Ordinary Shares Subject to Redemption

The calculation of income attributable to ordinary shares subject to redemption is as follows:

	For the years ended March 31,
	2019	2018
Income attributable to ordinary shares subject to redemption:
Interest income and unrealized gains (losses)	$2,922,486	$1,162,650
Less:
(i) Company’s portion available to pay taxes	—	—
(ii) Company’s portion available to be withdrawn for working capital purposes	—	—

Subtotal	2,922,486	1,162,650
Ordinary shares subject to redemption	81,701	13,438,929
Total IPO shares	1,187,532	14,375,000
% Attributable to ordinary shares subject to redemption	6.88%	93.49%

Income Attributable to Ordinary Shares Subject to Redemption	$201,067	$1,086,961